Summary of significant accounting policies - Schedule of maturity analysis for Group’s financial liabilities (Details) - Liquidity risk - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	€ 176,847	€ 132,242
Lease liabilities	31,969	59,563
Refund liabilities	39,941	147,098
Trade payables and accruals	44,303	41,491
Tax and employee-related liabilities	10,815	10,778
Other liabilities	34	87
TOTAL	303,908	391,260
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	44,079	11,629
Lease liabilities	2,879	26,674
Refund liabilities	33,637	140,098
Trade payables and accruals	44,303	41,491
Tax and employee-related liabilities	10,815	10,778
Other liabilities	34	87
TOTAL	135,747	230,756
Between 1 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	62,378	74,815
Lease liabilities	5,313	5,915
Refund liabilities	6,303	0
Trade payables and accruals	0	0
Tax and employee-related liabilities	0	0
Other liabilities	0	0
TOTAL	73,995	80,731
Between 3 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	70,390	44,859
Lease liabilities	5,414	5,706
Refund liabilities	0	7,000
Trade payables and accruals	0	0
Tax and employee-related liabilities	0	0
Other liabilities	0	0
TOTAL	75,804	57,565
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	0	939
Lease liabilities	18,362	21,268
Refund liabilities	0	0
Trade payables and accruals	0	0
Tax and employee-related liabilities	0	0
Other liabilities	0	0
TOTAL	€ 18,362	€ 22,207